UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28 (29)

Date of reporting period:	2/28/06

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
18	Report of Independent Registered
Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus BASIC
Money Market Fund, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Money Market Fund, Inc., covering the 12-month period from March 1, 2005, through February 28, 2006.

Rising short-term interest rates in an environment of steady economic growth and low inflation over the past 12 months helped drive money market yields to their highest levels in almost five years. Despite volatile energy prices and the disruptions caused by the Gulf Coast hurricanes, the U.S. economy has continued to expand at a moderate and sustained pace, contributing to the Federal Reserve Board’s (the “Fed”) vigilance in forestalling potential inflationary pressures through gradual rate hikes.

Our chief economist, Richard Hoey, currently expects continued U.S. economic growth, which may lead to additional increases in short-term interest rates by the Fed. However, with interest rates at higher levels and the U.S. housing market likely to cool, the U.S. economic expansion may become more balanced, relying less on consumer spending and more on corporate capital investment, exports and non-residential construction. Nonetheless, we expect businesses to continue to have ample access to the capital they need to grow, and inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services.

As always, your financial advisor can discuss investment options that may be suitable for you in this environment. For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did Dreyfus BASIC Money Market Fund, Inc. perform during the period?

For the 12-month period ended February 28, 2006, the fund produced a yield of 3.14% .Taking into account the effects of compounding, the fund also produced an effective yield of 3.18% .1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations of foreign governments. Normally, the fund invests at least 25% of its total assets in bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Federal Reserve Board (the “Fed”) in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

What other factors influenced the fund’s performance?

Long-dormant inflationary pressures appeared to intensify during the first quarter of 2005, when energy prices moved sharply higher. It was no surprise, therefore, that the Fed raised the federal funds rate for the seventh consecutive time at its March 2005 meeting to 2.75% .

Although concerns in the spring that the U.S. economy might have hit a soft patch proved to be short-lived, soaring energy prices and the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

possibility of slower global economic growth weighed on investor sentiment. Still, the Fed implemented rate hikes in May and June, raising the federal funds rate to 3.25% . U.S. GDP grew at a moderate 3.3% annualized rate during the second quarter of 2005.

In July and August, stronger employment data helped convince investors that economic growth was solid.While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate, and the Fed raised the federal funds rate to 3.5% at its meeting in early August. Then, on August 29, Hurricane Katrina struck the Gulf Coast, and oil prices spiked to more than $70 per barrel. Although some analysts believed that the Fed would pause at its September 20 meeting to assess the storm’s economic impact, the Fed remained on course, increasing the federal funds rate to 3.75% . In fact, U.S. GDP grew at a relatively robust 4.1% annualized rate during the third quarter of 2005.

As was widely expected, the Fed raised interest rates in early November when the economy continued to exhibit signs of strength. December saw the creation of 108,000 new jobs and a decline in the unemployment rate to 4.9%, further evidence that the U.S. economy remained on solid footing. However, when the Fed implemented its final rate increase of 2005 at its December meeting to 4.25%, a change in the language in its announcement of the increase convinced some analysts that the credit-tightening campaign might be nearing completion.A lower-than-expected GDP growth rate of 1.6% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown largely dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low. As expected, the Fed raised the federal funds rate to 4.5% at its January meeting.The Fed again revised the language in its statement accompanying the increase, indicating that “some further policy firming may be needed….” This change was widely viewed as an attempt to give the new Fed Chairman, Ben Bernanke, flexibility to set his own course.

4

In this environment of steady rate hikes, we continued to focus primarily on securities with maturities at the short end of the maturity spectrum. Generally, we have adjusted the fund’s weighted average maturity according to the proximity of upcoming Fed meetings.

What is the fund’s current strategy?

In recent testimony before Congress, Chairman Bernanke indicated that the economic expansion remains on track, and he voiced support for the monetary tightening begun under his predecessor. It was clear to us that the new Fed Chief wanted to assure the markets that he would be as vigilant on the inflation front as Alan Greenspan was.

While we think that additional rate hikes are likely at upcoming Fed meetings, we believe that, given the tightening that already has taken place, further moves will increasingly depend on the strength or weakness of incoming economic data.Therefore, while we currently intend to continue to maintain the fund’s defensive posture, we are prepared to increase the fund’s weighted average maturity should we see more concrete signs that short-term interest rates have peaked.

March 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Had these expenses not been absorbed, the fund’s yield would have been 2.96% and the fund’s effective yield would have been 3.00%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from September 1, 2005 to February 28, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended February 28, 2006

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,018.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended February 28, 2006

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS February 28, 2006
	Principal
Negotiable Bank Certificates of Deposit—15.9%	Amount ($)	Value ($)

Bank of America N.A.
4.57%, 3/21/2007	40,000,000 [a]	40,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.41%, 3/2/2006	30,000,000	30,000,000
Citibank N.A.
4.41%, 3/6/2006	45,000,000	45,000,000
Credit Suisse (Yankee)
4.75%, 7/5/2006	40,000,000	40,000,000
Total Negotiable Bank Certificates of Deposit
(cost $155,000,000)		155,000,000

Commercial Paper—49.5%

Allied Irish Banks N.A. Inc.
4.58%, 4/4/2006	10,000,000	9,957,122
Atlantis One Funding Corp.
4.58%, 4/4/2006	30,000,000 [b]	29,871,083
Barclays US Funding Corp.
4.48%, 4/5/2006	40,000,000	39,827,722
Beethoven Funding Corp.
4.59%, 4/5/2006	40,000,000 [b]	39,823,056
Bryant Park Funding LLC
4.66%, 4/24/2006	15,000,000 [b]	14,896,050
CHARTA LLC
4.66%, 4/25/2006	35,000,000 [b]	34,752,958
CRC Funding LLC
4.58%, 4/6/2006	40,000,000 [b]	39,818,400
Cullinan Finance Ltd.
4.40%, 3/2/2006	40,059,000 [b]	40,054,160
Deutsche Bank Financial LLC
4.56%, 3/1/2006	30,000,000	30,000,000
FCAR Owner Trust Ser. II
4.54%, 3/17/2006	40,000,000	39,919,467
Gemini Securitization Corp.
4.71%, 5/17/2006	30,000,000 [b]	29,701,625
Grampian Funding LLC
4.71%, 5/16/2006	35,000,000 [b]	34,656,417

The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Mane Funding Corp.
4.55%, 3/24/2006	27,822,000 [b]	27,741,478
Sigma Finance Inc.
4.71%, 5/15/2006	10,455,000 [b]	10,353,717
UBS Finance Delaware LLC
4.55%, 3/1/2006	30,000,000	30,000,000
Variable Funding Capital Corp.
4.58%, 4/6/2006	30,000,000 [b]	29,863,800
Total Commercial Paper
(cost $481,237,055)		481,237,055

Corporate Notes—27.2%

Commonwealth Bank of Australia
4.54%, 8/24/2010	25,000,000 [a]	25,000,000
Harrier Finance Funding
4.59%, 4/13/2006	40,000,000 [a,b]	40,000,000
HSH Nordbank AG
4.54%, 9/5/2006	45,000,000 [a]	44,994,576
Royal Bank of Scotland PLC
4.54%, 4/21/2010	40,000,000 [a]	40,000,000
Toyota Motor Credit Corp
4.56%, 8/8/2006	30,000,000 [a,b]	30,000,000
Wells Fargo & Co.
4.53%, 7/1/2011	45,000,000 [a]	45,000,000
Westpac Banking Corp.
4.54%, 2/16/2011	40,000,000 [a]	40,000,000
Total Corporate Notes
(cost $264,994,576)		264,994,576

8

	Principal
Time Deposits—7.3%	Amount ($)	Value ($)

Branch Banking & Trust Co. (Grand Cayman)
4.50%, 3/1/2006	36,100,000	36,100,000
Societe Generale (Grand Cayman)
4.57%, 3/1/2006	35,000,000	35,000,000
Total Time Deposits
(cost $71,100,000)		71,100,000

Total Investments (cost $972,331,631)	99.9%	972,331,631
Cash and Receivables (Net)	.1%	1,376,031
Net Assets	100.0%	973,707,662

[a] Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities amounted to $401,532,744 or 41.2% of net assets.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Banking	63.5	Asset Backed/Single Seller	4.1
Asset Backed/		Asset Backed/Securities Arbitrage	3.6
Multi-Seller Programs	16.3	Finance	3.1
Asset Backed/
Structured Investment Vehicles	9.3		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	972,331,631	972,331,631
Cash		1,333,997
Interest receivable		1,703,577
Prepaid expenses		31,732
		975,400,937

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		272,427
Payable for shares of Common Stock redeemed		1,264,378
Accrued expenses		156,470
		1,693,275

Net Assets ($)		973,707,662

Composition of Net Assets ($):
Paid-in capital		973,947,880
Accumulated net realized gain (loss) on investments		(240,218)

Net Assets ($)		973,707,662

Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		973,947,880
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.
10

STATEMENT OF OPERATIONS Year Ended February 28, 2006
Investment Income ($):
Interest Income	34,424,575
Expenses:
Management fee—Note 2(a)	4,796,765
Shareholder servicing costs—Note 2(b)	881,047
Directors’ fees and expenses—Note 2(c)	101,481
Custodian fees	91,661
Professional fees	71,242
Registration fees	28,274
Prospectus and shareholders’ reports	26,137
Miscellaneous	22,492
Total Expenses	6,019,099
Less—reduction in management fee
due to undertaking—Note 2(a)	(1,702,011)
Net Expenses	4,317,088
Investment Income—Net	30,107,487

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	39,744
Net Increase in Net Assets Resulting from Operations	30,147,231

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2006	2005

Operations ($):
Investment income—net	30,107,487	11,795,625
Net realized gain (loss) on investments	39,744	(230,149)
Net Increase (Decrease) in Net Assets
Resulting from Operations	30,147,231	11,565,476

Dividends to Shareholders from ($):
Investment income—net	(30,107,487)	(11,837,783)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	570,053,131	495,350,204
Dividends reinvested	28,718,397	11,344,009
Cost of shares redeemed	(591,957,400)	(681,313,228)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,814,128	(174,619,015)
Total Increase (Decrease) in Net Assets	6,853,872	(174,891,322)

Net Assets ($):
Beginning of Period	966,853,790	1,141,745,112
End of Period	973,707,662	966,853,790

See notes to financial statements.
12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Fiscal Year Ended February,

	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.031	.011	.008	.015	.035
Distributions:
Dividends from investment
income—net	(.031)	(.011)	(.008)	(.015)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.18	1.15	.78	1.50	3.54

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63	.63	.63	.63	.62
Ratio of net expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	3.14	1.12	.79	1.51	3.50

Net Assets, end of period
($ x 1,000)	973,708	966,854	1,141,745	1,417,442	1,812,439

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

14

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At February 28, 2006, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $240,218 is available to be applied against future net securities profits, if any, realized subsequent to

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

February 28, 2006. If not applied, $10,041 of the carryover expires in fiscal 2007, $28 expires in fiscal 2012 and $230,149 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal periods ended February 28, 2006 and February 28, 2005, were all ordinary income.

At February 28, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days’ notice to the contrary, to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The reduction in management fee, pursuant to the undertaking, amounted to $1,702,011 during the period ended February 28, 2006.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other informa-

16

tion, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2006, the fund was charged $631,280 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended February 28, 2006, the fund was charged $190,317 pursuant to the transfer agency agreement.

During the period ended February 28, 2006, the fund was charged $3,734 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $371,856, chief compliance officer fees $1,592 and transfer agency per account fees $34,000, which are offset against an expense reimbursement currently in effect in the amount of $135,021.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus BASIC Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Money Market Fund, Inc., including the statement of investments, as of February 28, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Money Market Fund, Inc. at February 28, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
April 6, 2006

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 91.38% of ordinary income dividends paid during the fiscal year ended February 28, 2006 as qualifying “interest related dividends.”

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as provides certain outdoor-
related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 184
———————
David W. Burke (69)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 79
———————
Diane Dunst (66)
Board Member (1992)
Principal Occupation During Past 5 Years:
• President, Huntting House Antiques
No. of Portfolios for which Board Member Serves: 9
———————
Jay I. Meltzer (77)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Physician, Internist and Specialist in Clinical Hypertension
• Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons
• Faculty Associate, Center for Bioethics, Columbia
No. of Portfolios for which Board Member Serves: 9

20

Daniel Rose (76)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director
No. of Portfolios for which Board Member Serves: 18
———————
Warren B. Rudman (75)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul,
Weiss, Rifkind,Wharton & Garrison LLP
Other Board Memberships and Affiliations:
• Collins & Aikman Corporation, Director
• Allied Waste Corporation, Director
• Raytheon Company, Director
• Boston Scientific, Director
No. of Portfolios for which Board Member Serves: 18
———————
Sander Vanocur (78)
Board Member (1992)
Principal Occupation During Past 5 Years:
• President, Old Owl Communications
No. of Portfolios for which Board Member Serves: 18
———————
Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
Rosalind Gersten Jacobs, Emeritus Board Member

The Fund 21

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 43 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

22

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund 23

NOTES

For	More	Information

Dreyfus
BASIC Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $38, 130 in 2005 and $39, 942 in 2006.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $ - in 2005 and $ - in 2006.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $ - in 2005 and $ - in 2006.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3, 094 in 2005 and $3, 468 in 2006. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2005 and $0 in 2006.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $479 in 2005 and $462 in 2006. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $ - in 2005 and $ - in 2006.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $719, 572 in 2005 and $777, 420 in 2006.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

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Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 28, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 28, 2006

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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